STOCK-BASED COMPENSATION PLANS - Summary of information about outstanding nonvested time-based restricted stock and restricted stock units (Details) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary disclosures
Nonvested Stock Units	4,210	3,493
Weighted Average Grant Date Fair Value	$ 55.75	$ 52.91
Granted	2,067
Weighted Average Grant Date Fair Value	$ 56.11
Vested and released	(1,051)
Weighted Average Grant Date Fair Value	$ 47.08
Forfeited	(299)
Weighted-Average Grant Date Fair Value	$ 55.50